As Filed with the Securities and Exchange Commission on August 3, 2016

File No. 333-36975
File No. 811-08397

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/
PRE-EFFECTIVE AMENDMENT NO.	/ /
POST-EFFECTIVE AMENDMENT NO. 39	/X/
AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/
AMENDMENT NO. 42	/X/

THE MARSICO INVESTMENT FUND

(Exact Name of Registrant as Specified in Charter)

1200 17TH STREET, SUITE 1600
DENVER, CO 80202
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-888-860-8686

CHRISTOPHER J. MARSICO
The Marsico Investment Fund
1200 17th Street, Suite 1600
Denver, CO  80202
(Name and address of agent for service of process)

COPIES TO:

ANTHONY H. ZACHARSKI, ESQ.
 Dechert LLP
90 State House Square
Hartford, CT  06103

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective (check the appropriate box):
[X]	Immediately upon filing pursuant to paragraph (b)	[ ]	On (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)	[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)	[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment (“PEA”) No. 39 to the Registration Statement of The Marsico Investment Fund (the “Trust”) on Form N-1A is being filed for the sole purpose of filing XBRL exhibits containing the risk/return summary information that corresponds with the risk/return summary information in a supplement dated July 15, 2016 to the Prospectus for the Marsico 21st Century Fund. The SEC accession number for the related supplement is 0001398344-16-015204.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford in the State of Connecticut, on this 3rd day of August, 2016.

THE MARSICO INVESTMENT FUND

By:	/s/ Thomas F. Marsico
Thomas F. Marsico*
PRESIDENT

By:	/s/ Anthony Zacharski
Anthony Zacharski
As ATTORNEY-IN-FACT

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE		TITLE	DATE

/s/ Thomas F. Marsico		Trustee, President and Chief Executive Officer	August 3, 2016
Thomas F. Marsico*

/s/ Christopher J. Marsico		Trustee, Executive Vice President and Chief Operating Officer (Principal Executive Officer)	August 3, 2016
Christopher J. Marsico*

/s/ Walter A. Koelbel, Jr.		Trustee	August 3, 2016
Walter A. Koelbel, Jr.*

/s/ Michael D. Rierson		Trustee	August 3, 2016
Michael D. Rierson*

/s/ Bruce E. Stangle		Trustee	August 3, 2016
Bruce E. Stangle*

/s/ Joseph T. Willett		Trustee	August 3, 2016
Joseph T. Willett*

/s/ Jay S. Goodgold		Trustee	August 3, 2016
Jay S. Goodgold*

/s/ Elizabeth Hoffman		Trustee	August 3, 2016
Elizabeth Hoffman*

By:	/s/ Anthony Zacharski
Anthony Zacharski As ATTORNEY-IN-FACT

*	Pursuant to powers of attorney filed in Registrant’s Registration Statement (333-36975) on January 28, 2016 and incorporated herein by reference.

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase